Revenue from contracts with customers and trade receivables (Details 8) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Advance from customers	₨ 1,061	₨ 1,169
Contract liabilities	₨ 1,061	₨ 1,169